UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

Abacus FCF ETF Trust
(Exact name of registrant as specified in charter)

333 S. Garland Ave., Suite 1500

Orlando, FL 32801

(Address of principal executive offices) (Zip code)

Derin Cohen

333 S. Garland Ave., Suite 1500

Orlando, FL 32801

(Name and address of agent for service)

1-212-217-2597

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)

Abacus FCF Innovation Leaders ETF
ABOT (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2026
This annual shareholder report contains important information about the Abacus FCF Innovation Leaders ETF for the period of August 1, 2025, to July 31, 2026.  You can find additional information about the Fund at https://abacusfcf.com/abot/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Innovation Leaders ETF	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABOT returned 5.25% (NAV) and 5.42% (Market) and its style-specific benchmark returned 7.78%. On a benchmark relative basis, the best active contributors were Health Care and Large Blend stocks. The main active detractors were Information Technology and Mid Growth stocks. ABOT owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABOT was 5.02% compared to the benchmark’s 2.50%.

Top Contributor
↑	Datadog Inc

Top Detractor
↓	Roblox Corp
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF Innovation Leaders ETF	PAGE 1	TSR-AR-89628W500

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/07/2020)
Abacus FCF Innovation Leaders ETF NAV	5.25	8.23	10.53
S&P 500 TR	19.56	12.86	14.98
Russell 1000 Growth Total Return	7.78	11.85	14.03
Abacus FCF Innovation Leaders Index	4.07	9.14	11.42
Visit https://abacusfcf.com/abot/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$4,042,333
Number of Holdings	51
Net Advisory Fee	$19,579
Portfolio Turnover	73%
30-Day SEC Yield	0.20%
30-Day SEC Yield Unsubsidized	0.01%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Apple, Inc.	4.9%
NVIDIA Corp.	4.7%
Broadcom, Inc.	3.9%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
AbbVie, Inc.	3.3%
Airbnb, Inc.	2.7%
Snowflake, Inc.	2.7%
Bristol-Myers Squibb Co.	2.6%
Fortinet, Inc.	2.5%
Adobe, Inc.	2.5%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABOT’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABOT’s portfolio.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abot/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Innovation Leaders ETF	PAGE 2	TSR-AR-89628W500

Abacus FCF International Leaders ETF
ABLG (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2026
This annual shareholder report contains important information about the Abacus FCF International Leaders ETF for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at https://abacusfcf.com/ablg/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF International Leaders ETF	$56	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABLG returned 6.87% (NAV) and 6.10% (Market) and its benchmark returned 28.46%. On a benchmark relative basis, the best active contributors were Health Care, Mid Value stocks and exposure to Japan. The main active detractors were Information Technology, Large Value stocks and exposure to Asia - Emerging.  ABLG owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABLG was 6.41% compared to the benchmark’s 4.17%.

Top Contributor
↑	Advantest Corp

Top Detractor
↓	Monday.com LTD
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF International Leaders ETF	PAGE 1	TSR-AR-89628W401

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
Abacus FCF International Leaders ETF NAV	6.87	0.55	4.95
MSCI AC WORLD INDEX ex USA Net (USD)	28.46	9.22	8.72
MSCI AC WORLD INDEX ex USA GROWTH Net (USD)	20.42	4.95	7.81
Visit https://abacusfcf.com/ablg/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$16,136,671
Number of Holdings	49
Net Advisory Fee	$137,022
Portfolio Turnover	99%
30-Day SEC Yield	2.19%
30-Day SEC Yield Unsubsidized	2.19%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	12.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
ASML Holding NV	4.9%
SK hynix, Inc.	4.1%
Advantest Corp.	3.9%
Novartis AG	3.3%
Rolls-Royce Holdings PLC	3.2%
Tencent Holdings Ltd.	3.1%
Roche Holding AG	2.7%
Siemens Energy AG	2.6%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABLG’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABLG’s portfolio.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/ablg/.
Abacus FCF International Leaders ETF	PAGE 2	TSR-AR-89628W401

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF International Leaders ETF	PAGE 3	TSR-AR-89628W401

Abacus FCF Leaders ETF
ABFL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2026
This annual shareholder report contains important information about the Abacus FCF Leaders ETF for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at https://abacusfcf.com/abfl/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Leaders ETF	$53	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period,  ABFL returned 17.37% (NAV) and 17.50% (Market) and its benchmark returned 19.60%. On a benchmark relative basis, the best active contributors were Industrials and Large Growth stocks. The main active detractors were Information Technology and Mid Growth stocks. ABFL owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABFL was 4.58% compared to 3.33% for the benchmark.

Top Contributor
↑	Argan Inc

Top Detractor
↓	Roblox Corp
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF Leaders ETF	PAGE 1	TSR-AR-89628W302

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/27/2016)
Abacus FCF Leaders ETF NAV	17.37	11.00	14.54
Russell 3000 Total Return	19.60	11.82	14.81
Visit https://abacusfcf.com/abfl/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$526,084,373
Number of Holdings	59
Net Advisory Fee	$3,254,974
Portfolio Turnover	104%
30-Day SEC Yield	0.72%
30-Day SEC Yield Unsubsidized	0.72%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Apple, Inc.	5.1%
NVIDIA Corp.	4.6%
Eli Lilly & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
AbbVie, Inc.	2.9%
GE Vernova, Inc.	2.6%
Lam Research Corp.	2.6%
Cheniere Energy Partners LP	2.5%
Broadcom, Inc.	2.5%
KLA Corp.	2.4%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABFL’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABFL’s portfolio.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abfl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Leaders ETF	PAGE 2	TSR-AR-89628W302

Abacus FCF Real Assets Leaders ETF
ABLD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2026
This annual shareholder report contains important information about the Abacus FCF Real Assets Leaders ETF for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at https://abacusfcf.com/abld/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Real Assets Leaders ETF	$41	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABLD returned 11.85% (NAV) and 12.04% (Market) and its style-specific benchmark returned 20.62%. On a benchmark relative basis, the best active contributors were Financials and Large Value stocks. The main active detractors were Information Technology and Large Growth stocks. ABLD owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABLD was 7.76% compared to the benchmark’s 4.11%.

Top Contributor
↑	Axia Energia

Top Detractor
↓	Vontier Corp
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF Real Assets Leaders ETF	PAGE 1	TSR-AR-89628W708

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2021)
Abacus FCF Real Assets Leaders ETF NAV	11.85	11.15
S&P 500 TR	19.56	12.35
S&P Real Assets Equity Index (Net TR)	20.62	6.33
Abacus FCF Real Assets Leaders Index	14.58	11.47
Visit https://abacusfcf.com/abld/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$92,756,849
Number of Holdings	48
Net Advisory Fee	$231,123
Portfolio Turnover	151%
30-Day SEC Yield	2.72%
30-Day SEC Yield Unsubsidized	2.52%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.2%
Cheniere Energy Partners LP	3.9%
Petroleo Brasileiro SA - Petrobras	3.9%
APA Corp.	3.9%
Simon Property Group, Inc.	3.8%
Hitachi Ltd.	3.6%
Archer-Daniels-Midland Co.	3.6%
Western Midstream Partners LP	3.6%
BHP Group Ltd.	3.2%
Antero Midstream Corp.	3.2%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
Effective January 15, 2026, ABLD no longer considers dividends as part of its investment strategy.
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABLD’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABLD’s portfolio.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abld/.
Abacus FCF Real Assets Leaders ETF	PAGE 2	TSR-AR-89628W708

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Real Assets Leaders ETF	PAGE 3	TSR-AR-89628W708

Abacus FCF Small Cap Leaders ETF
ABLS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2026
This annual shareholder report contains important information about the Abacus FCF Small Cap Leaders ETF for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at https://abacusfcf.com/abls/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Small Cap Leaders ETF	$41	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABLS returned 12.47% (NAV) and 12.56% (Market) and its style-specific benchmark returned 34.18%. On a benchmark relative basis, the best active contributors were Financials and Mid Blend stocks. The main active detractors were Information Technology and Small Value stocks. ABLS owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABLS was 10.15% compared to the benchmark’s 2.90%.

Top Contributor
↑	Argan Inc

Top Detractor
↓	CommVault Systems
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF Small Cap Leaders ETF	PAGE 1	TSR-AR-89628W880

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year[1]	Since Inception (03/18/2021)[1]
Abacus FCF Small Cap Leaders ETF NAV	12.47	5.03	6.10
S&P 500 TR	19.56	12.86	14.46
Russell 2000 Total Return Index	34.18	7.11	6.31
Abacus FCF Small Cap Leaders Index	16.11	5.74	7.50[2]
1	On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Fund’s investment adviser, Abacus FCF Advisors LLC, since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund, were transferred to the Fund in a tax-free transaction (the “Transaction”). Performance shown for periods prior to the date of the Transaction represents the performance of the Predecessor Account. Prior to the date of the Transaction, the Fund had not commenced investment operations. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act on registered investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.
2	The performance of the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have performance data prior to that date.
Visit https://abacusfcf.com/abls/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$464,509
Number of Holdings	47
Net Advisory Fee	$4,389
Portfolio Turnover	108%
30-Day SEC Yield	0.47%
30-Day SEC Yield Unsubsidized	0.27%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Argan, Inc.	11.8%
Enova International, Inc.	6.5%
Oscar Health, Inc.	5.8%
Artisan Partners Asset Management, Inc.	4.4%
Collegium Pharmaceutical, Inc.	4.3%
Healthcare Services Group, Inc.	3.7%
Harmony Biosciences Holdings, Inc.	3.6%
Qualys, Inc.	3.4%
Kontoor Brands, Inc.	3.4%
Progyny, Inc.	3.3%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABLS’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABLS’s portfolio.
Abacus FCF Small Cap Leaders ETF	PAGE 2	TSR-AR-89628W880

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abls/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Small Cap Leaders ETF	PAGE 3	TSR-AR-89628W880

Abacus Flexible Bond Leaders ETF
ABXB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2026
This annual shareholder report contains important information about the Abacus Flexible Bond Leaders ETF for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at https://abacusfcf.com/abxb/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus Flexible Bond Leaders ETF	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABXB was up 2.81% (NAV) and 2.81% (Market) and its benchmark returned 2.71%. On a benchmark relative basis, the best active contributor was iShares J.P. Morgan USD Emerging Markets Bond ETF. The main active detractor was iShares 10-20 Year Treasury Bond ETF. The period was marked by Federal Reserve rate cuts in late 2025 followed by an extended pause as sticky inflation and rising oil prices pushed longer-term Treasury yields higher, weighing on ABXB’s duration exposure. Emerging markets debt was the primary contributor as credit spreads tightened to multi-year lows amid resilient global growth and strong investor demand for yield.  ABXB seeks current income and capital preservation by dynamically allocating across diverse fixed income categories using a trend-following approach that can move to cash during unfavorable market conditions, creating intermediate core bond plus exposure seeking downside protection.

Top Contributor
↑	iShares J.P. Morgan USD Emerging Markets Bond ETF

Top Detractor
↓	iShares 10-20 Year Treasury Bond ETF
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus Flexible Bond Leaders ETF	PAGE 1	TSR-AR-89628W609

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/07/2020)
Abacus Flexible Bond Leaders ETF NAV[1]	2.81	0.69	1.13
Bloomberg US Aggregate Bond Index	2.71	-0.40	-0.37
Abacus Flexible Bond Leaders Index[1]	1.51	3.01	2.65
1	Performance of the Fund and Abacus Flexible Bond Leaders Index (“Underlying Index”) shown prior to June 6, 2025, reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.
Visit https://abacusfcf.com/abxb/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$1,905,874
Number of Holdings	8
Net Advisory Fee	$8,082
Portfolio Turnover	260%
30-Day SEC Yield	4.63%
30-Day SEC Yield Unsubsidized	4.43%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	19.5%
Vanguard Short-Term Treasury ETF	17.6%
iShares MBS ETF	17.4%
iShares iBoxx USD Investment Grade Corporate Bond ETF	17.2%
iShares 10-20 Year Treasury Bond ETF	17.0%
VanEck J. P. Morgan EM Local Currency Bond ETF	10.2%
iShares 0-5 Year High Yield Corporate Bond ETF	10.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0%
Security Type Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
Effective May 15, 2026, ABXB implemented an intermediate core-plus fixed income character to its bond investment strategy.
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABXB’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABXB’s portfolio.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abxb/.
Abacus Flexible Bond Leaders ETF	PAGE 2	TSR-AR-89628W609

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus Flexible Bond Leaders ETF	PAGE 3	TSR-AR-89628W609

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of the Abacus FCF ETF Trust has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Abacus FCF Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
(a) Audit Fees	$13,800	$13,100
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,200	$3,000
(d) All Other Fees	N/A	N/A

Abacus FCF International Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
(a) Audit Fees	$15,900	$15,100
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,200	$3,000
(d) All Other Fees	N/A	N/A

Abacus Flexible Bond Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
(a) Audit Fees	$13,800	$13,100
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,200	$3,000
(d) All Other Fees	N/A	N/A

Abacus FCF Innovation Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
(a) Audit Fees	$13,800	$13,100
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,200	$3,000
(d) All Other Fees	N/A	N/A

Abacus FCF Real Assets Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
(a) Audit Fees	$13,800	$13,100
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,200	$3,000
(d) All Other Fees	N/A	N/A

Abacus FCF Small Cap Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
(a) Audit Fees	$13,800	$13,100
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,200	$3,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Abacus FCF Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus FCF International Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus Flexible Bond Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus FCF Innovation Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus FCF Real Assets Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus FCF Small Cap Leaders ETF

	FYE 07/31/2026	FYE 07/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Abacus FCF Leaders ETF

Non-Audit Related Fees	FYE 07/31/2026	FYE 07/31/2025
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus FCF International Leaders ETF

Non-Audit Related Fees	FYE 07/31/2026	FYE 07/31/2025
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus Flexible Bond Leaders ETF

Non-Audit Related Fees	FYE 07/31/2026	FYE 07/31/2025
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus FCF Innovation Leaders ETF

Non-Audit Related Fees	FYE 07/31/2026	FYE 07/31/2025
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus FCF Real Assets Leaders ETF

Non-Audit Related Fees	FYE 07/31/2026	FYE 07/31/2025
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus FCF Small Cap Leaders ETF

Non-Audit Related Fees	FYE 07/31/2026	FYE 07/31/2025
Registrant	-	-
Registrant’s Investment Adviser	-	-

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David Kelly, Stephen Posner and Paul Hatch.

(b) Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Abacus FCF ETF Trust
Abacus FCF Innovation Leaders ETF (ABOT)
Abacus FCF International Leaders ETF (ABLG)
Abacus FCF Leaders ETF (ABFL)
Abacus FCF Real Assets Leaders ETF (ABLD)
Abacus FCF Small Cap Leaders ETF (ABLS)
Abacus Flexible Bond Leaders ETF (ABXB)
Annual Financial Statements and Additional Information
July 31, 2026

Abacus FCF Innovation Leaders ETF
Schedule of Investments
July 31, 2026

	Shares	Value
COMMON STOCKS - 99.9%
Communications - 20.9%
Airbnb, Inc. - Class A(a)	728	$110,306
AppLovin Corp. - Class A(a)	124	49,092
Expedia Group, Inc.	327	96,380
GoDaddy, Inc. - Class A(a)	641	53,036
Maplebear, Inc.(a)	1,162	51,825
Match Group, Inc.(b)	1,124	44,297
New York Times Co. - Class A	796	59,612
Reddit, Inc. - Class A(a)	400	56,268
ROBLOX Corp. - Class A(a)	1,850	65,860
Spotify Technology SA(a)	172	85,990
Uber Technologies, Inc.(a)	1,024	72,049
VeriSign, Inc.	353	102,377
		847,092
Consumer Discretionary - 3.0%
DraftKings, Inc. - Class A(a)	2,451	57,549
Hasbro, Inc.	675	63,410
		120,959
Financials - 3.9%
Fair Isaac Corp.(a)	68	76,362
Toast, Inc. - Class A(a)	2,549	82,256
		158,618
Health Care - 15.5%
AbbVie, Inc.	524	131,493
Alnylam Pharmaceuticals, Inc.(a)	252	51,791
Bristol-Myers Squibb Co.	1,613	105,345
Dexcom, Inc.(a)	948	79,111
Exelixis, Inc.(a)(b)	1,243	65,916
Gilead Sciences, Inc.	520	67,709
Halozyme Therapeutics, Inc.(a)(b)	586	48,368
Neurocrine Biosciences, Inc.(a)	460	76,728
		626,461
Industrials - 1.1%
Toro Co.	479	44,006
Technology - 55.5%(c)
Adobe, Inc.(a)	410	102,668
Apple, Inc.	647	199,865
Atlassian Corp. - Class A(a)	789	79,701
Autodesk, Inc.(a)	438	102,580
Bentley Systems, Inc. - Class B	1,444	51,175
Broadcom, Inc.	405	157,658
Cirrus Logic, Inc.(a)	250	32,337
Crowdstrike Holdings, Inc. - Class A(a)	439	83,788
Datadog, Inc. - Class A(a)	311	83,339
Docusign, Inc.(a)	960	52,637

The accompanying notes are an integral part of these financial statements.

1

Abacus FCF Innovation Leaders ETF
Schedule of Investments
July 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Everpure, Inc. - Class A(a)	957	$73,852
Fortinet, Inc.(a)	634	102,676
HubSpot, Inc.(a)	240	56,966
Intuit, Inc.	234	73,960
Manhattan Associates, Inc.(a)	289	55,303
Motorola Solutions, Inc.	176	76,692
NetApp, Inc.	505	90,142
Nutanix, Inc. - Class A(a)	1,301	76,772
NVIDIA Corp.	956	191,917
Palo Alto Networks, Inc.(a)	309	102,535
QUALCOMM, Inc.	397	58,601
Rubrik, Inc. - Class A(a)(b)	796	57,599
ServiceNow, Inc.(a)	700	77,861
Snowflake, Inc. - Class A(a)	370	108,514
Workday, Inc. - Class A(a)	584	93,639
		2,242,777
TOTAL COMMON STOCKS (Cost $4,221,130)		4,039,913
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(d)	140,942	140,942
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $140,942)		140,942
TOTAL INVESTMENTS - 103.4% (Cost $4,362,072)		$4,180,855
Money Market Deposit Account - 0.0%(e)(f)		1,481
Liabilities in Excess of Other Assets - (3.4)%		(140,003)
TOTAL NET ASSETS - 100.0%		$4,042,333

Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $134,117, which represented 3.3% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Abacus FCF International Leaders ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 96.2%
Communications - 10.4%
Advanced Info Service PCL - ADR	30,324	$341,448
Deutsche Telekom AG - ADR(a)	10,917	336,571
NetEase, Inc. - ADR	1,828	243,617
Tencent Holdings Ltd.	8,300	502,928
TIM SA - ADR	13,274	254,463
		1,679,027
Consumer Discretionary - 9.7%
Atour Lifestyle Holdings Ltd. - ADR	4,924	169,041
Bosideng International Holdings Ltd. - ADR	9,481	279,215
Contemporary Amperex Technology Co. Ltd. - Class H	5,288	419,741
Fast Retailing Co. Ltd.	496	243,753
H World Group Ltd. - ADR(a)	4,011	171,230
PDD Holdings, Inc. - ADR(a)(b)	3,246	287,466
		1,570,446
Consumer Staples - 7.1%
Ambev SA - ADR(a)	91,306	283,962
Imperial Brands PLC - ADR	8,192	309,739
Kimberly-Clark de Mexico SAB de CV - ADR	23,928	278,043
Nestle SA - ADR	2,743	274,163
		1,145,907
Energy - 4.5%
Gaztransport Et Technigaz SA	862	194,529
Hengdian Group DMEGC Magnetics Co. Ltd. - Class A	40,700	125,402
Subsea 7 SA - ADR	12,118	400,015
		719,946
Financials - 3.3%
Kaspi.KZ JSC - ADR	3,390	300,964
Zurich Insurance Group AG	306	233,082
		534,046
Health Care - 7.4%
Astellas Pharma, Inc. - ADR	15,940	218,856
Novartis AG - ADR(a)	3,412	532,784
Roche Holding AG - ADR	7,930	433,533
		1,185,173
Industrials - 21.1%
ABB Ltd. - ADR	3,620	357,004
Frontline PLC	8,018	315,669
Rolls-Royce Holdings PLC - ADR(a)	26,209	519,986
Safran SA - ADR	3,450	340,791
Samsung Heavy Industries Co. Ltd.(b)	19,000	284,527
Shannon Semiconductor Technology Co. Ltd. - Class A	10,000	216,064
Siemens Energy AG - ADR	12,505	426,796
TE Connectivity PLC	1,575	323,962

The accompanying notes are an integral part of these financial statements.

3

Abacus FCF International Leaders ETF
SCHEDULE OF INVESTMENTS
July 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Techtronic Industries Co. Ltd. - ADR	2,527	$210,777
Trane Technologies PLC	899	409,000
		3,404,576
Materials - 8.8%
Aluminum Corp. of China Ltd. - Class H	163,200	176,052
CMOC Group Ltd. - Class H	117,306	252,639
Evraz PLC(b)(c)	49,526	0
Gold Fields, Ltd. - ADR	8,338	270,318
Kinross Gold Corp.	11,196	258,628
Methanex Corp.	3,136	174,205
Zijin Mining Group Co. Ltd. - Class H	69,600	294,999
		1,426,841
Technology - 23.9%
Advantest Corp. - ADR	3,170	626,614
ASML Holding NV	487	793,323
Eoptolink Technology, Inc. Ltd.	5,320	312,228
SK hynix, Inc.	543	654,327
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,968	795,564
Telefonaktiebolaget LM Ericsson - ADR(a)	33,664	330,244
Zhongji Innolight Co. Ltd. - Class A	2,526	337,674
		3,849,974
TOTAL COMMON STOCKS (Cost $14,688,329)		15,515,936
	Contracts
WARRANTS - 0.0%(d)
Technology - 0.0%(d)
Constellation Software, Inc.(b)(c)	438	0
TOTAL WARRANTS (Cost $0)		0
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(e)	2,051,421	2,051,421
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,051,421)		2,051,421
TOTAL INVESTMENTS - 108.9% (Cost $16,739,750)		$17,567,357
Money Market Deposit Account - 2.7%(f)		443,197
Liabilities in Excess of Other Assets - (11.6)%		(1,873,883)
TOTAL NET ASSETS - 100.0%		$16,136,671

The accompanying notes are an integral part of these financial statements.

4

Abacus FCF International Leaders ETF
SCHEDULE OF INVESTMENTS
July 31, 2026(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
PCL - Public Company Limited
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
(a)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $2,000,584, which represented 12.4% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Allocation of Portfolio Holdings by Country as of July 31, 2026
(% of Net Assets)

China	$3,221,615	20.0%
Switzerland	1,830,566	11.3
United Kingdom	1,229,740	7.6
Japan	1,089,223	6.8
Ireland	1,020,428	6.3
South Korea	938,854	5.8
Taiwan	795,564	4.9
Netherlands	793,323	4.9
Germany	763,367	4.7
Brazil	538,425	3.4
France	535,320	3.3
Hong Kong	489,992	3.0
Canada	432,833	2.7
Thailand	341,448	2.1
Sweden	330,244	2.1
Cyprus	315,669	2.0
Kazakhstan	300,964	1.9
Mexico	278,043	1.7
South Africa	270,318	1.7
Investments Purchased with Proceeds from Securities Lending	2,051,421	12.7
Money Market Deposit Account and Liabilities in Excess of Other Assets	(1,430,686)	(8.9)
	$16,136,671	100.0%

The accompanying notes are an integral part of these financial statements.

5

Abacus FCF Leaders ETF
Schedule of Investments
July 31, 2026

	Shares	Value
COMMON STOCKS - 97.3%
Communications - 7.2%
AppLovin Corp. - Class A(a)	19,208	$7,604,447
Booking Holdings, Inc.	38,930	7,509,597
Expedia Group, Inc.	28,231	8,320,805
New York Times Co. - Class A	78,481	5,877,442
VeriSign, Inc.	28,542	8,277,751
		37,590,042
Consumer Discretionary - 3.1%
Crocs, Inc.(a)	34,034	4,356,692
Tapestry, Inc.	79,937	12,180,001
		16,536,693
Consumer Staples - 6.0%
Altria Group, Inc.	177,610	12,136,091
Archer-Daniels-Midland Co.	105,943	8,398,102
Colgate-Palmolive Co.	60,704	5,542,275
Philip Morris International, Inc.	27,598	5,266,250
		31,342,718
Energy - 6.1%
Antero Midstream Corp.	483,534	10,623,242
Hess Midstream LP - Class A	82,666	3,375,253
Nextpower, Inc. - Class A(a)	74,555	6,700,258
TechnipFMC PLC	156,984	11,249,473
		31,948,226
Financials - 4.2%
Broadridge Financial Solutions, Inc.	40,653	6,258,529
Mastercard, Inc. - Class A	14,338	8,217,108
Visa, Inc. - Class A	20,545	7,522,141
		21,997,778
Health Care - 17.7%
AbbVie, Inc.	59,784	15,002,197
Amgen, Inc.	14,316	5,513,951
Bristol-Myers Squibb Co.	232,064	15,156,100
Cardinal Health, Inc.	21,099	4,853,403
Chemed Corp.	8,399	4,470,368
Eli Lilly & Co.	13,534	15,548,401
Exelixis, Inc.(a)	136,571	7,242,360
Gilead Sciences, Inc.	61,154	7,962,862
McKesson Corp.	11,375	9,739,161
Medpace Holdings, Inc.(a)	12,774	7,372,003
		92,860,806
Industrials - 16.8%
Argan, Inc.	18,878	10,768,578
AZZ, Inc.	35,727	5,170,411
EMCOR Group, Inc.	8,880	7,081,178

The accompanying notes are an integral part of these financial statements.

6

Abacus FCF Leaders ETF
Schedule of Investments
July 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
GE Vernova, Inc.	13,612	$13,479,828
Lockheed Martin Corp.	17,137	9,986,415
MYR Group, Inc.(a)	23,986	7,992,615
Powell Industries, Inc.(b)	26,547	5,539,828
Sterling Infrastructure, Inc.(a)	12,727	7,595,092
Symbotic, Inc.(a)	70,520	3,035,886
Tutor Perini Corp.	75,685	6,338,619
Vertiv Holdings Co. - Class A	47,049	11,365,627
		88,354,077
Materials - 4.0%
CF Industries Holdings, Inc.	86,144	10,784,367
Newmont Corp.	48,960	4,588,042
Southern Copper Corp.	32,189	5,881,172
		21,253,581
Technology - 32.2%(c)
Apple, Inc.	87,638	27,072,255
Arista Networks, Inc.(a)	70,890	12,785,011
Autodesk, Inc.(a)	30,329	7,103,052
Broadcom, Inc.	33,463	13,026,477
Clear Secure, Inc. - Class A	55,486	3,065,047
F5, Inc.(a)	28,490	11,469,219
Gen Digital, Inc.	150,181	4,122,468
KLA Corp.	70,168	12,828,114
Lam Research Corp.	45,916	13,454,306
NetApp, Inc.	50,158	8,953,203
NVIDIA Corp.	119,625	24,014,719
Palo Alto Networks, Inc.(a)	35,572	11,803,857
QUALCOMM, Inc.	29,684	4,381,655
Sandisk Corp.(a)	6,251	7,593,902
Seagate Technology Holdings PLC	9,280	7,944,886
		169,618,171
TOTAL COMMON STOCKS (Cost $442,288,801)		511,502,092
	Units
MASTER LIMITED PARTNERSHIPS - 2.5%
Energy - 2.5%
Cheniere Energy Partners LP	199,794	13,166,425
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,529,773)		13,166,425

The accompanying notes are an integral part of these financial statements.

7

Abacus FCF Leaders ETF
Schedule of Investments
July 31, 2026(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(d)	3,809,267	$3,809,267
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,809,267)		3,809,267
TOTAL INVESTMENTS - 100.5% (Cost $458,627,841)		$528,477,784
Money Market Deposit Account - 0.2%(e)		1,236,130
Liabilities in Excess of Other Assets - (0.7)%		(3,629,541)
TOTAL NET ASSETS - 100.0%		$526,084,373

Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $3,723,269, which represented 0.7% of net assets.
(c)
Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment. To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

8

ABACUS FCF REAL ASSETS LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 75.5%
Consumer Discretionary - 1.6%
Griffon Corp.	16,781	$1,446,019
Consumer Staples - 5.3%
Archer-Daniels-Midland Co.	42,517	3,370,323
Cal-Maine Foods, Inc.(a)	17,314	1,519,823
		4,890,146
Energy - 22.9%(b)
Antero Midstream Corp.	133,638	2,936,027
APA Corp.	96,400	3,597,648
Athabasca Oil Corp.(c)	152,357	1,125,954
California Resources Corp.(a)	18,996	999,570
Canadian Natural Resources Ltd.	43,682	2,080,882
Devon Energy Corp.	38,948	1,757,723
EnerSys	7,094	1,319,839
Hess Midstream LP - Class A(a)	47,368	1,934,035
Imperial Oil Ltd.	14,798	1,918,562
Petroleo Brasileiro SA - Petrobras - ADR	185,543	3,599,534
		21,269,774
Industrials - 24.6%
A.O. Smith Corp.(a)	36,693	2,206,350
Allison Transmission Holdings, Inc.(a)	13,419	1,537,012
Bombardier, Inc. - Class B(c)	5,174	1,246,543
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	15,664	1,674,482
Hitachi Ltd. - ADR	103,371	3,380,232
Itron, Inc.(c)	14,132	1,408,395
MYR Group, Inc.(c)	2,896	965,005
Ralliant Corp.	20,862	1,363,749
Scorpio Tankers, Inc.(a)	16,487	1,283,678
Symbotic, Inc.(a)(c)	43,178	1,858,813
Tutor Perini Corp.(a)	18,973	1,588,989
Vinci SA - ADR	76,915	2,712,407
Vontier Corp.	49,680	1,596,218
		22,821,873
Materials - 19.6%
Barrick Mining Corp.	25,001	918,287
BHP Group Ltd. - ADR(a)	34,928	2,951,067
Carlisle Cos., Inc.(a)	7,315	2,632,815
DPM Metals, Inc.	39,997	1,406,036
Endeavour Mining PLC	19,641	929,474
Gold Fields, Ltd. - ADR	60,367	1,957,098
IAMGOLD Corp.(c)	67,714	960,862
Kinross Gold Corp.	92,972	2,147,653
Newmont Corp.	26,532	2,486,314
Owens Corning(a)	12,803	1,778,337
Southern Copper Corp.	1	122
		18,168,065

The accompanying notes are an integral part of these financial statements.

9

ABACUS FCF REAL ASSETS LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 1.5%
Northland Power, Inc.	89,972	$1,400,427
TOTAL COMMON STOCKS (Cost $70,741,449)		69,996,304
	Units
MASTER LIMITED PARTNERSHIPS - 16.0%
Energy - 14.7%(b)
Cheniere Energy Partners LP	55,387	3,650,004
MPLX LP	47,667	2,786,136
Plains All American Pipeline LP	82,114	2,017,541
Plains GP Holdings LP	70,658	1,860,425
Western Midstream Partners LP	71,253	3,318,252
		13,632,358
Materials - 1.3%
Alliance Resource Partners, LP	46,135	1,197,203
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $13,363,606)		14,829,561
	Shares
REAL ESTATE INVESTMENT TRUSTS - 7.9%
Real Estate - 7.9%
Rayonier, Inc.	64,809	1,411,540
Simon Property Group, Inc.	15,208	3,488,259
Sun Communities, Inc.	20,071	2,478,367
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,908,319)		7,378,166
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(d)	10,412,186	10,412,186
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,412,186)		10,412,186
TOTAL INVESTMENTS - 110.6% (Cost $101,425,560)		$102,616,217
Money Market Deposit Account - 0.3%(e)		273,320
Liabilities in Excess of Other Assets - (10.9)%		(10,132,688)
TOTAL NET ASSETS - 100.0%		$92,756,849

The accompanying notes are an integral part of these financial statements.

10

ABACUS FCF REAL ASSETS LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
(a)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $10,171,395, which represented 11.0% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

11

ABACUS FCF SMALL CAP LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 97.4%
Communications - 1.3%
MediaAlpha, Inc. - Class A(a)	478	$5,918
Consumer Discretionary - 7.7%
Hovnanian Enterprises, Inc. - Class A(a)	24	2,974
Kontoor Brands, Inc.	188	15,743
Liquidity Services, Inc.(a)	93	3,625
Peloton Interactive, Inc. - Class A(a)	380	2,428
PROG Holdings, Inc.	195	8,584
Winmark Corp.	8	2,668
		36,022
Consumer Staples - 1.5%
Seneca Foods Corp. - Class A(a)	41	6,785
Energy - 1.5%
Nextpower, Inc. - Class A(a)	76	6,830
Financials - 21.7%
AMERISAFE, Inc.	86	2,497
Artisan Partners Asset Management, Inc. - Class A	519	20,366
Cohen & Steers, Inc.	152	12,505
Enova International, Inc.(a)	118	29,988
PJT Partners, Inc. - Class A	75	12,623
Remitly Global, Inc.(a)	279	6,353
Sezzle, Inc.(a)	32	4,952
World Acceptance Corp.(a)	64	11,508
		100,792
Health Care - 22.6%
BioCryst Pharmaceuticals, Inc.(a)	510	4,580
Collegium Pharmaceutical, Inc.(a)	560	19,818
Harmony Biosciences Holdings, Inc.(a)	472	16,633
Oscar Health, Inc. - Class A(a)	867	27,068
Pediatrix Medical Group, Inc.(a)	495	13,123
Privia Health Group, Inc.(a)	48	1,136
Progyny, Inc.(a)	496	15,441
SIGA Technologies, Inc.	1,026	3,355
Tactile Systems Technology, Inc.(a)	31	873
Xeris Biopharma Holdings, Inc.(a)	380	3,070
		105,097
Industrials - 19.1%
AMN Healthcare Services, Inc.(a)	123	4,137
Argan, Inc.	96	54,761
Exponent, Inc.	104	6,952
Global Industrial Co.	73	2,609
Healthcare Services Group, Inc.(a)	743	17,312
Napco Security Technologies, Inc.	81	3,003
		88,774

The accompanying notes are an integral part of these financial statements.

12

ABACUS FCF SMALL CAP LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026(Continued)

	Shares	Value
Materials - 2.0%
WD-40 Co.	42	$9,540
Technology - 20.0%
Agilysys, Inc.(a)	98	10,306
Appian Corp. - Class A(a)	356	9,598
Arlo Technologies, Inc.(a)	704	10,363
Box, Inc. - Class A(a)	201	6,342
GigaCloud Technology, Inc. - Class A(a)(b)	102	4,461
LiveRamp Holdings, Inc.(a)	297	11,247
Nutex Health, Inc.(a)	28	4,128
Qualys, Inc.(a)	109	15,778
Semtech Corp.(a)	51	6,009
Sonos, Inc.(a)	190	2,785
Tenable Holdings, Inc.(a)	89	2,905
Workiva, Inc.(a)	150	8,970
		92,892
TOTAL COMMON STOCKS (Cost $410,697)		452,650
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(c)	4,152	4,152
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,152)		4,152
TOTAL INVESTMENTS - 98.3% (Cost $414,849)		$456,802
Money Market Deposit Account - 2.6%(d)		12,133
Liabilities in Excess of Other Assets - (0.9)%		(4,426)
TOTAL NET ASSETS - 100.0%		$464,509

Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $4,199, which represented 0.9% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

13

ABACUS FLEXIBLE BOND LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 99.3%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	4,562	$192,288
iShares 10-20 Year Treasury Bond ETF	3,356	323,988
iShares iBoxx USD Investment Grade Corporate Bond ETF	3,082	327,462
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	2,007	189,983
iShares MBS ETF	3,561	330,888
VanEck J. P. Morgan EM Local Currency Bond ETF	7,604	193,674
Vanguard Short-Term Treasury ETF	5,768	335,121
TOTAL EXCHANGE TRADED FUNDS (Cost $1,909,235)		1,893,404
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(b)	370,725	370,725
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $370,725)		370,725
TOTAL INVESTMENTS - 118.8% (Cost $2,279,960)		$2,264,129
Money Market Deposit Account - 0.7%(c)		12,938
Liabilities in Excess of Other Assets - (19.5)%		(371,193)
TOTAL NET ASSETS - 100.0%		$1,905,874

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $363,058, which represented 19.0% of net assets.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

14

ABACUS FCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2026

	Abacus FCF Innovation Leaders ETF	Abacus FCF International Leaders ETF	Abacus FCF Leaders ETF	Abacus FCF Real Assets Leaders ETF	Abacus FCF Small Cap Leaders ETF
ASSETS:
Investments, at value	$4,180,855	$17,567,357	$528,477,784	$102,616,217	$456,802
Dividends receivable	2,402	8,852	396,784	227,368	—
Cash - interest bearing deposit account	1,481	443,197	1,236,130	273,320	12,133
Security lending income receivable	66	1,570	404	2,538	26
Interest receivable	14	2,574	3,173	776	84
Dividend tax reclaims receivable	—	172,448	—	12,541	—
Foreign currency, at value	—	—	—	2,430	—
Other receivables	—	—	—	63,653	—
Total assets	4,184,818	18,195,998	530,114,275	103,198,843	469,045
LIABILITIES:
Payable upon return of securities loaned	140,942	2,051,421	3,809,267	10,412,186	4,152
Payable to Adviser	1,543	7,541	220,635	29,808	384
Payable to custodian foreign currency, at value	—	365	—	—	—
Total liabilities	142,485	2,059,327	4,029,902	10,441,994	4,536
NET ASSETS	$4,042,333	$16,136,671	$526,084,373	$92,756,849	$464,509
Net Assets Consist of:
Paid-in capital	$14,636,606	$29,954,706	$495,954,963	$94,330,684	$529,776
Total distributable earnings/ (accumulated losses)	(10,594,273)	(13,818,035)	30,129,410	(1,573,835)	(65,267)
Total net assets	$4,042,333	$16,136,671	$526,084,373	$92,756,849	$464,509
Net assets	$4,042,333	$16,136,671	$526,084,373	$92,756,849	$464,509
Shares issued and outstanding (unlimited shares authorized without par value)	100,000	525,000	6,475,000	3,000,000	20,500
Net asset value per share	$40.42	$30.74	$81.25	$30.92	$22.66
Cost:
Investments, at cost	$4,362,072	$16,739,750	$458,627,841	$101,425,560	$414,849
Foreign currency, at cost	$—	$—	$—	$2,434	$—
Proceeds:
Foreign currency proceeds	$—	$364	$—	$—	$—
Loaned Securities:
at value (included in investments)	$134,117	$2,000,584	$3,723,269	$10,171,395	$4,199

The accompanying notes are an integral part of these financial statements.

15

ABACUS FCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2026(Continued)

Abacus Flexible Bond Leaders ETF
ASSETS:
Investments, at value	$2,264,129
Cash - interest bearing deposit account	12,938
Security lending income receivable	135
Interest receivable	33
Total assets	2,277,235
LIABILITIES:
Payable upon return of securities loaned	370,725
Payable to Adviser	636
Total liabilities	371,361
NET ASSETS	$1,905,874
Net Assets Consist of:
Paid-in capital	$9,392,779
Total accumulated losses	(7,486,905)
Total net assets	$1,905,874
Net assets	$1,905,874
Shares issued and outstanding (unlimited shares authorized without par value)	100,000
Net asset value per share	$19.06
Cost:
Investments, at cost	$2,279,960
Loaned Securities:
at value (included in investments)	$363,058

The accompanying notes are an integral part of these financial statements.

16

Abacus FCF ETF Trust
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2026

	Abacus FCF Innovation Leaders ETF	Abacus FCF International Leaders ETF	Abacus FCF Leaders ETF	Abacus FCF Real Assets Leaders ETF	Abacus FCF Small Cap Leaders ETF
INVESTMENT INCOME:
Dividend income	$33,757	$628,178	$6,842,755	$1,255,560	$15,582
Less: dividend withholding taxes	—	(31,155)	—	(38,433)	—
Less: issuance fees(a)	—	(28,907)	—	(14,952)	—
Interest income	206	10,842	82,102	16,272	404
Securities lending income	1,084	86,700	31,119	60,539	194
Total investment income	35,047	665,658	6,955,976	1,278,986	16,180
EXPENSES:
Investment advisory fee	29,619	137,022	3,254,974	349,647	6,640
Total expenses	29,619	137,022	3,254,974	349,647	6,640
Fee waiver from Adviser	(10,040)	—	—	(118,524)	(2,251)
Net expenses	19,579	137,022	3,254,974	231,123	4,389
Net investment income	15,468	528,636	3,701,002	1,047,863	11,791
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	596,145	(1,266,252)	3,200,986	130,158	(93,660)
In-kind redemptions	367,063	1,548,091	80,411,086	3,779,526	213,943
Foreign currency transactions	—	(16,249)	—	(49,598)	—
Net realized gain (loss)	963,208	265,590	83,612,072	3,860,086	120,283
Net change in unrealized appreciation (depreciation) on:
Investments	(681,121)	2,011,940	(24,179)	(251,090)	13,729
Foreign currency translation	—	990	—	(9)	—
Net change in unrealized appreciation (depreciation)	(681,121)	2,012,930	(24,179)	(251,099)	13,729
Net realized and unrealized gain (loss)	282,087	2,278,520	83,587,893	3,608,987	134,012
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$297,555	$2,807,156	$87,288,895	$4,656,850	$145,803

(a)
Issuance and American Depositary Receipt (“ADR”) fees represent charges assessed by depositary banks in connection with the issuance, cancellation, administration and servicing of ADRs held by the Funds. Such fees are included in issuance fees in the Statements of Operations.

The accompanying notes are an integral part of these financial statements.

17

Abacus FCF ETF Trust
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2026(Continued)

Abacus Flexible Bond Leaders ETF
INVESTMENT INCOME:
Dividend income	$97,889
Interest income	500
Securities lending income	3,549
Total investment income	101,938
EXPENSES:
Investment advisory fee	12,227
Total expenses	12,227
Fee waiver from Adviser	(4,145)
Net expenses	8,082
Net investment income	93,856
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,255)
In-kind redemptions	12,730
Net realized gain (loss)	7,475
Net change in unrealized appreciation (depreciation) on:
Investments	(36,893)
Net change in unrealized appreciation (depreciation)	(36,893)
Net realized and unrealized gain (loss)	(29,418)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,438

The accompanying notes are an integral part of these financial statements.

18

ABACUS FCF ETF TRUST
Statements of Changes in Net Assets

	Abacus FCF Innovation Leaders ETF		Abacus FCF International Leaders ETF
	Year Ended July 31,		Year Ended July 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$15,468	$38,101	$528,636	$1,417,331
Net realized gain (loss)	963,208	11,476,468	265,590	3,352,116
Net change in unrealized appreciation (depreciation)	(681,121)	(4,391,073)	2,012,930	(6,083,113)
Net increase (decrease) in net assets from operations	297,555	7,123,496	2,807,156	(1,313,666)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(17,828)	(118,109)	(514,349)	(1,541,886)
From return of capital	—	—	(12,378)	—
Total distributions to shareholders	(17,828)	(118,109)	(526,727)	(1,541,886)
CAPITAL TRANSACTIONS:
Shares sold	—	10,905,468	—	123,634,330
Shares redeemed	(2,982,361)	(56,075,518)	(17,828,185)	(149,549,505)
Net increase (decrease) in net assets from capital transactions	(2,982,361)	(45,170,050)	(17,828,185)	(25,915,175)
Net increase (decrease) in net assets	(2,702,634)	(38,164,663)	(15,547,756)	(28,770,727)
NET ASSETS:
Beginning of the year	6,744,967	44,909,630	31,684,427	60,455,154
End of the year	$4,042,333	$6,744,967	$16,136,671	$31,684,427
SHARES TRANSACTIONS
Shares sold	—	325,000	—	4,125,000
Shares redeemed	(75,000)	(1,575,000)	(550,000)	(5,075,000)
Total increase (decrease) in shares outstanding	(75,000)	(1,250,000)	(550,000)	(950,000)

The accompanying notes are an integral part of these financial statements.

19

ABACUS FCF ETF TRUST
Statements of Changes in Net Assets (Continued)

	Abacus FCF Leaders ETF		Abacus FCF Real Assets Leaders ETF
	Year Ended July 31,		Year Ended July 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$3,701,002	$4,733,858	$1,047,863	$1,006,709
Net realized gain (loss)	83,612,072	44,083,811	3,860,086	2,457,204
Net change in unrealized appreciation (depreciation)	(24,179)	16,579,301	(251,099)	(2,145,187)
Net increase (decrease) in net assets from operations	87,288,895	65,396,970	4,656,850	1,318,726
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,012,442)	(4,807,346)	(2,026,811)	(1,719,115)
Total distributions to shareholders	(4,012,442)	(4,807,346)	(2,026,811)	(1,719,115)
CAPITAL TRANSACTIONS:
Shares sold	210,654,227	614,320,635	71,601,808	63,843,610
Shares redeemed	(488,657,303)	(367,061,340)	(38,121,655)	(51,472,042)
Net increase (decrease) in net assets from capital transactions	(278,003,076)	247,259,295	33,480,153	12,371,568
Net increase (decrease) in net assets	(194,726,623)	307,848,919	36,110,192	11,971,179
NET ASSETS:
Beginning of the year	720,810,996	412,962,077	56,646,657	44,675,478
End of the year	$526,084,373	$720,810,996	$92,756,849	$56,646,657
SHARES TRANSACTIONS
Shares sold	2,900,000	9,100,000	2,300,000	2,225,000
Shares redeemed	(6,775,000)	(5,375,000)	(1,275,000)	(1,675,000)
Total increase (decrease) in shares outstanding	(3,875,000)	3,725,000	1,025,000	550,000

The accompanying notes are an integral part of these financial statements.

20

ABACUS FCF ETF TRUST
Statements of Changes in Net Assets (Continued)

	Abacus FCF Small Cap Leaders ETF		Abacus Flexible Bond Leaders ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Year Ended July 31,
			2026	2025
OPERATIONS:
Net investment income (loss)	$11,791	$2,872	$93,856	$807,656
Net realized gain (loss)	120,283	118,889	7,475	481,935
Net change in unrealized appreciation (depreciation)	13,729	(191,238)	(36,893)	(576,451)
Net increase (decrease) in net assets from operations	145,803	(69,477)	64,438	713,140
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(145,810)	(3,005)	(98,054)	(935,651)
Total distributions to shareholders	(145,810)	(3,005)	(98,054)	(935,651)
CAPITAL TRANSACTIONS:
Shares sold	201,051	1,234,667	485,810	—
Shares redeemed	(898,720)	—	(982,090)	(27,634,485)
Net increase (decrease) in net assets from capital transactions	(697,669)	1,234,667	(496,280)	(27,634,485)
Net increase (decrease) in net assets	(697,676)	1,162,185	(529,896)	(27,856,996)
NET ASSETS:
Beginning of the period/year	1,162,185	—	2,435,770	30,292,766
End of the period/year	$464,509	$ 1,162,185	$ 1,905,874	$2,435,770
SHARES TRANSACTIONS
Shares sold	10,000	50,500	25,000	—
Shares redeemed	(40,000)	—	(50,000)	(1,300,000)
Total increase (decrease) in shares outstanding	(30,000)	50,500	(25,000)	(1,300,000)

(a)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

21

ABACUS FCF INNOVATION LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$38.54	$31.52	$26.74	$23.99	$29.61
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.07	0.14	0.17	0.12
Net realized and unrealized gain (loss) on investments(b)	1.89	7.49	4.86	2.85	(4.34)
Total from investment operations	2.01	7.56	5.00	3.02	(4.22)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.54)	(0.22)	(0.27)	(0.05)
Net realized gains	—	—	—	—	(1.35)
Total distributions	(0.13)	(0.54)	(0.22)	(0.27)	(1.40)
Net asset value, end of year	$40.42	$38.54	$31.52	$26.74	$23.99
Total return	5.25%(f)	24.11%(f)	18.76%	12.84%	−15.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,042	$6,745	$44,910	$39,446	$92,953
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.59%	0.67%(c)	0.69%	0.69%	0.69%
After expense waiver/recoupment	0.39%	0.64%(d)	0.69%	0.69%	0.69%
Ratio of net investment income to average net assets	0.31%	0.20%	0.50%	0.72%	0.45%
Portfolio turnover rate(e)	73%	79%	86%	161%	82%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(d)	Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	The total return presented would have been lower had the Adviser not waived a portion of their fees.
The accompanying notes are an integral part of these financial statements.

22

ABACUS FCF INTERNATIONAL LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$29.47	$29.85	$27.96	$29.27	$36.38
INVESTMENT OPERATIONS:
Net investment income(a)	0.65	0.56	0.55	1.02	1.12
Net realized and unrealized gain (loss) on investments(b)	1.38	(0.14)	1.93	0.43	(7.50)
Total from investment operations	2.03	0.42	2.48	1.45	(6.38)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(0.80)	(0.59)	(2.76)	(0.31)
Net realized gains	—	—	—	—	(0.42)
Return of capital	(0.02)	—	—	—	—
Total distributions	(0.76)	(0.80)	(0.59)	(2.76)	(0.73)
ETF transaction fees per share	—	—	—	0.00(c)	—
Net asset value, end of year	$30.74	$29.47	$29.85	$27.96	$29.27
Total return	6.87%	1.38%	9.00%	6.02%	−17.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$16,137	$31,684	$60,455	$53,826	$54,157
Ratio of expenses to average net assets	0.54%	0.57%(d)	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	2.08%	1.89%	1.95%	3.79%	3.32%
Portfolio turnover rate(e)	99%	143%	55%	62%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.54%. Prior to February 1, 2025, the management fee charged by the Fund was 0.59%.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

ABACUS FCF LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$69.64	$62.33	$54.00	$48.81	$55.12
INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.52	0.49	0.53	0.60
Net realized and unrealized gain (loss) on investments(b)	11.65	7.33	8.26	5.61	(1.59)
Total from investment operations	12.06	7.85	8.75	6.14	(0.99)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.54)	(0.42)	(0.52)	(0.47)
Net realized gains	—	—	—	(0.43)	(4.85)
Total distributions	(0.45)	(0.54)	(0.42)	(0.95)	(5.32)
Net asset value, end of year	$81.25	$69.64	$62.33	$54.00	$48.81
Total return	17.37%	12.65%	16.29%	12.87%	−2.92%(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$526,084	$720,811	$412,962	$203,857	$176,938
Ratio of expenses to average net assets	0.49%	0.53%(d)	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	0.56%	0.78%	0.85%	1.09%	1.15%
Portfolio turnover rate(e)	104%	98%	70%	39%	51%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	During the fiscal year ended July 31, 2022, the Adviser reimbursed the Fund for certain losses. Had the Fund not been reimbursed for these losses the total return would have remained at −2.92%.
(d)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.49%. Prior to February 1, 2025, the management fee charged by the Fund was 0.59%.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

ABACUS FCF REAL ASSETS LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended July 31,				Period Ended July 31, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$28.68	$31.35	$28.37	$26.31	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.54	0.85	0.98	1.21	0.63
Net realized and unrealized gain (loss) on investments(c)	2.80	(0.87)	3.35	3.10	1.11
Total from investment operations	3.34	(0.02)	4.33	4.31	1.74
LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)	(2.65)	(1.35)	(1.50)	(0.43)
Net realized gains	—	—	—	(0.75)	—
Total distributions	(1.10)	(2.65)	(1.35)	(2.25)	(0.43)
Net asset value, end of period	$30.92	$28.68	$31.35	$28.37	$26.31
Total return(d)	11.85%(i)	0.14%(i)	15.86%	17.62%	6.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,757	$56,647	$44,675	$41,848	$34,857
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.59%	0.63%(f)	0.69%	0.69%	0.69%
After expense waiver/recoupment(e)	0.39%	0.51%(g)	0.69%	0.69%	0.69%
Ratio of net investment income to average net assets(e)	1.77%	2.89%	3.39%	4.62%	3.79%
Portfolio turnover rate(d)(h)	151%	101%	84%	90%	48%

(a)	Inception date of the Fund was December 13, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(g)	Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	The total return presented would have been lower had the Adviser not waived a portion of their fees.
The accompanying notes are an integral part of these financial statements.

25

ABACUS FCF SMALL CAP LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended July 31, 2026	Period Ended July 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.01	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.06
Net realized and unrealized gain (loss) on investments(c)	2.29	(1.99)
Total from investment operations	2.52	(1.93)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.06)
Net realized gains	(2.65)	—
Total distributions	(2.87)	(0.06)
Net asset value, end of period	$22.66	$23.01
Total return(d)(g)	12.47%	−7.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$465	$1,162
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.59%	0.59%
After expense waiver/recoupment(e)	0.39%	0.39%
Ratio of net investment income to average net assets(e)	1.05%	0.58%
Portfolio turnover rate(d)(f)	108%	83%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	The total return presented would have been lower had the Adviser not waived a portion of their fees.
The accompanying notes are an integral part of these financial statements.

26

ABACUS FLEXIBLE BOND LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$19.49	$21.26	$20.88	$22.13	$25.23
INVESTMENT OPERATIONS:
Net investment income(a)	0.89	1.30	1.11	0.93	0.61
Net realized and unrealized gain (loss) on investments(b)	(0.34)	(0.15)	0.38	(1.33)	(3.08)
Total from investment operations	0.55	1.15	1.49	(0.40)	(2.47)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.98)	(2.92)	(1.11)	(0.85)	(0.63)
Total distributions	(0.98)	(2.92)	(1.11)	(0.85)	(0.63)
Net asset value, end of year	$19.06	$19.49	$21.26	$20.88	$22.13
Total return	2.81%(g)	5.95%(g)	7.39%	−1.73%	−9.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,906	$2,436	$30,293	$31,319	$47,587
Ratio of expenses to average net assets:
Before expense waiver/recoupment(c)	0.59%	0.68%(d)	0.69%	0.69%	0.69%
After expense waiver/recoupment(c)	0.39%	0.66%(e)	0.69%	0.69%	0.69%
Ratio of net investment income to average net assets(c)(h)	4.53%	6.14%	5.34%	4.44%	2.52%
Portfolio turnover rate(f)	260%	459%	662%	792%	1,029%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(e)	Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	The total return presented would have been lower had the Adviser not waived a portion of their fees.
(h)	Fund net investment income is impacted by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

27

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026
1. ORGANIZATION
The Abacus FCF Innovation Leaders ETF (“ABOT”) (formerly known as the Donoghue Forlines Innovation ETF), Abacus FCF International Leaders ETF (“ABLG”) (formerly known as the FCF International Quality ETF), Abacus FCF Leaders ETF (“ABFL”) (formerly known as the FCF US Quality ETF), Abacus FCF Real Assets Leaders ETF (“ABLD”) (formerly known as the Donoghue Forlines Yield Enhanced Real Asset ETF), Abacus FCF Small Cap Leaders ETF (“ABLS”) and Abacus Flexible Bond Leaders ETF (“ABXB”) (formerly known as the Abacus Tactical High Yield ETF and, prior to that, Donoghue Forlines Tactical High Yield ETF) (each, a “Fund,” and collectively, the “Funds”) are each a series of the Abacus FCF ETF Trust (formerly known as the TrimTabs ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). ABFL commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. ABLG commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term total returns. ABXB commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index. ABXB is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. ABOT commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Innovation Leaders Index. ABLD commenced operations on December 13, 2021 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Real Assets Leaders Index. ABLS commenced operations on February 18, 2025 and that is the date the initial creation units were established. On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Abacus FCF Advisors LLC (the “Adviser”) since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of ABLS, were transferred to ABLS in a tax-free transaction (the “Transaction”). Prior to the date of the Transaction, ABLS had not commenced investment operations. As part of the commencement of operations on February 18, 2025, ABLS received an in-kind contribution from the Predecessor Account, which consisted of $10,508 of cash and $1,002,675 of securities which were recorded at their fair value. However, as the Transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes to align ongoing reporting. The cost of the contributed securities as of February 18, 2025 was $783,213, resulting in net unrealized appreciation on investments of $219,462 as of the Transaction date. ABLS issued 40,500 shares at $25.02 per share net asset value. ABLS seeks to provide investment results that closely correspond, before fees and expenses, generally to the performance of the Abacus FCF Small Cap Leaders Index.
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to

28

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. There were no variable fees charged in any Fund during the fiscal year. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2026, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2026, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

29

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on industry experience, the Funds expect that risk of loss to be remote.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2026, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ABOT	$(357,633)	$357,633
ABLG	$(1,506,417)	$1,506,417
ABFL	$(75,037,195)	$75,037,195
ABLD	$(3,642,626)	$3,642,626
ABLS	$(212,240)	$212,240
ABXB	$(12,730)	$12,730

Underlying Investment in Other Investment Companies: ABXB seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index. The Fund seeks to achieve its investment objective by investing in Underlying ETFs. As of July 31, 2026, the Fund did not hold any investment that exceeded 20% of its total net assets.
The Funds participate in the securities lending program and receive cash collateral in return for securities lent. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable net asset value of $1.00 per unit by investing in dollar-denominated securities with remaining maturities of 397 calendar days or less. As of July 31, 2026, none of the Funds had an investment in the Mount Vernon Liquid Assets Portfolio, LLC that exceeded 20% of their total net assets.
Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.
3. SECURITIES VALUATION
Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
Deposit accounts are valued at acquisition cost, which approximates fair value. Market quotations and indicative bids are obtained from outside pricing services.
The Funds’ Board of Trustees (the “Board”) has designated the Adviser to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine

30

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
in good faith the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAVs are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2026:
ABOT

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,039,913	$—	$—	$4,039,913
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	140,942
Total Investments	$4,039,913	$—	$—	$4,180,855

31

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
ABLG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,236,721	$279,215	$0(b)	$15,515,936
Warrants	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,051,421
Total Investments	$15,236,721	$279,215	$0	$17,567,357

ABFL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$511,502,092	$—	$—	$511,502,092
Master Limited Partnerships	13,166,425	—	—	13,166,425
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,809,267
Total Investments	$524,668,517	$—	$—	$528,477,784

ABLD

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$69,996,304	$—	$—	$69,996,304
Master Limited Partnerships	14,829,561	—	—	14,829,561
Real Estate Investment Trusts	7,378,166	—	—	7,378,166
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,412,186
Total Investments	$92,204,031	$—	$—	$102,616,217

ABLS

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$452,650	$—	$—	$452,650
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,152
Total Investments	$452,650	$—	$—	$456,802

ABXB

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,893,404	$—	$—	$1,893,404
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	370,725
Total Investments	$1,893,404	$—	$—	$2,264,129

Refer to the Schedules of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the tables are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

32

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
(b)
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions. As a result, the fair value of the Russia-related sanctioned security held by the Fund has been reduced to zero.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for ABLG; therefore, the rollforward of Level 3 securities is not shown for the year ended July 31, 2026.
Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is currently effective for the Funds. Management has determined that there were no significant impacts of these amendments on the Funds’ financial statements.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of July 31, 2026, with no material impact on the Funds’ financial statements.
Segment Reporting: Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer/Chief Compliance Officer of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
4. OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, ABLG and ABFL pay the Adviser 0.54% and 0.49%, respectively, of their average daily net assets. ABOT, ABLD, ABLS and ABXB each pay the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of the management fee for ABOT, ABLD, ABLS and ABXB equal to 0.20% of each Fund’s average daily net assets through at least November 28, 2026. There are no expense recapture provisions in the fee waiver agreements.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.
5. SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC (“Foreside”), doing business as ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

33

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
6. INVESTMENT TRANSACTIONS
For the year ended July 31, 2026, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
ABOT	$3,675,500	$3,675,562
ABLG	$24,385,860	$25,293,156
ABFL	$690,541,695	$685,376,778
ABLD	$94,135,976	$94,488,252
ABLS	$1,158,709	$1,335,451
ABXB	$5,346,187	$5,347,779

For the year ended July 31, 2026, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
ABOT	$—	$2,975,896
ABLG	$—	$17,335,528
ABFL	$209,214,608	$485,403,912
ABLD	$70,398,258	$37,075,708
ABLS	$194,687	$853,336
ABXB	$483,062	$974,782

For the year ended July 31, 2026, there were no long-term purchases or sales of U.S. Government Securities for the Funds.
During the fiscal year ended July 31, 2026, the Funds realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains or losses are not taxable or deductible to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Fund	Gains from In-Kind Redemptions
ABOT	$367,063
ABLG	$1,548,091
ABFL	$80,411,086
ABLD	$3,779,526
ABLS	$213,943
ABXB	$12,730

34

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2026, the Funds’ most recent fiscal year end, were as follows:

	ABOT	ABLG	ABFL	ABLD	ABLS	ABXB
Tax cost of investments	$4,374,042	$16,770,776	$459,222,375	$101,676,013	$415,358	$2,279,992
Gross tax unrealized appreciation	589,470	2,281,797	87,200,802	6,332,984	65,401	9,868
Gross tax unrealized depreciation	(782,657)	(1,485,216)	(17,945,393)	(5,392,780)	(23,957)	(25,731)
Net tax unrealized appreciation (depreciation)	(193,187)	796,581	69,255,409	940,204	41,444	(15,863)
Undistributed ordinary income	1,743	—	179,728	200,948	—	8,388
Undistributed long-term capital gains	—	—	—	—	6,063	—
Distributable earnings	1,743	—	179,728	200,948	6,063	8,388
Other accumulated gain (loss)	(10,402,829)	(14,614,616)	(39,305,727)	(2,714,987)	(112,774)	(7,479,430)
Total distributable earnings (accumulated deficit)	$(10,594,273)	$(13,818,035)	$30,129,410	$(1,573,835)	$(65,267)	$(7,486,905)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in publicly traded partnerships and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. The other accumulated losses presented in the table above for ABLG and ABLD differ from the capital loss carryforwards presented in the table below due to foreign currency unrealized gains in ABLG and ABLD, and accumulated outstanding passive activity losses from partnership interests in ABLD. At July 31, 2026, ABLS deferred, on a tax basis, Post-October losses of $112,774.
At July 31, 2026, the Funds’ most recent fiscal year end, the Funds had the following capital loss carryforwards:

Fund	Short-Term	Long-Term	Total	Expires
ABOT	$7,049,959	$3,352,870	$10,402,829	Indefinite
ABLG	$6,997,778	$7,628,219	$14,625,997	Indefinite
ABFL	$32,630,940	$6,674,787	$39,305,727	Indefinite
ABLD	$1,695,276	$302,136	$ 1,997,412	Indefinite
ABLS	$—	$—	$—	Indefinite
ABXB	$7,136,224	$343,206	$7,479,430	Indefinite

During the tax year ended July 31, 2026, the Funds’ most recent fiscal year end, the following Funds utilized capital loss carryforwards:

Fund	Amount
ABOT	$595,655
ABFL	$530,807
ABLD	$592,780

35

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
The tax character of distributions paid by the Funds during the fiscal year ended July 31, 2026 and the fiscal year ended July 31, 2025 were as follows:

	Ordinary Income		Capital Gains		Return of Capital		Totals
Fund	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31,2025	Year Ended July 31, 2026	Year Ended July 31, 2025
ABOT	$17,828	$118,109	$—	$—	$—	$ —	$17,828	$118,109
ABLG	$514,349	$1,541,886	$—	$—	$12,378	$—	$526,727	$1,541,886
ABFL	$4,012,442	$4,807,346	$—	$—	$—	$—	$4,012,442	$4,807,346
ABLD	$2,026,811	$1,719,115	$—	$—	$—	$—	$2,026,811	$1,719,115
ABLS	$26,383	$2,872	$119,427	$133	$—	$—	$145,810	$3,005
ABXB	$98,054	$935,651	$—	$—	$—	$—	$98,054	$935,651

8. SECURITIES LENDING
Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily. If the market value of the collateral at the close of trading on a business day is less than the margin percentage of the market value of the loaned securities at the close of trading that day, reasonable efforts will be made to seek an additional amount of collateral the following business day. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker-dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.
Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of July 31, 2026, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

Fund	Amount Held at July 31, 2026
ABOT	$140,942
ABLG	$2,051,421
ABFL	$3,809,267
ABLD	$10,412,186
ABLS	$4,152
ABXB	$370,725

The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the

36

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
9. CERTAIN RISKS
Concentrations of Credit Risk. The Funds maintain cash and securities in custody accounts with a high-credit quality financial institution. Cash balances are held in a money market deposit account and may, at times, exceed the limits insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent cash balances exceed applicable FDIC insurance coverage, the Funds are exposed to credit risk associated with the financial institution holding such deposits.
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser’s ability to evaluate such companies or impact ABLG’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.
Equity Investing Risk. An investment in ABFL, ABLG, ABOT, ABLD or ABLS involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. Non-U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.
Geographic Region Risk. To the extent that the Funds invest a significant portion of their assets in a specific geographic region or a particular country, the Funds will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or

37

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
country where a significant portion of the Funds’ assets are invested, the Funds may experience substantial illiquidity or reduction in the value of the Funds’ investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.
High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. A lack of publicly available information, irregular trading activity and/or wide bid/ask spreads, among other factors, may, in certain circumstances, make high-yield securities more difficult to sell at an advantageous time or price than other types of securities. These factors may result in an Underlying ETF being unable to realize full value for these securities and/or may result in a Fund not receiving the proceeds from a sale of a high-yield security for an extended period after such sale, each of which could result in losses to an Underlying ETF. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.
MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by ABLD were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in ABLD and lower income.
Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, ABLD is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.
Real Estate Investment Trust (“REIT”) Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. ABLD may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.

38

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
Sector Focus Risk. To the extent that a Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector could increase a Fund’s volatility over the short term.
Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Underlying ETFs Risk. In seeking to track its Underlying Index, ABXB invests a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.
U.S. Government Securities Risk. This is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

39

Abacus FCF ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Abacus FCF Innovation Leaders ETF, Abacus FCF International Leaders ETF, Abacus FCF Leaders ETF, Abacus FCF Real Assets Leaders ETF, Abacus FCF Small Cap Leaders ETF, and Abacus Flexible Bond Leaders ETF and Board of Trustees of Abacus FCF ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Abacus FCF Innovation Leaders ETF, Abacus FCF International Leaders ETF, Abacus FCF Leaders ETF, Abacus FCF Real Assets Leaders ETF, Abacus FCF Small Cap Leaders ETF, and Abacus Flexible Bond Leaders ETF (the “Funds”), each a series of Abacus FCF ETF Trust, as of July 31, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Abacus FCF Innovation Leaders ETF, Abacus FCF International Leaders ETF, Abacus FCF Leaders ETF, Abacus FCF Real Assets Leaders ETF, and Abacus Flexible Bond Leaders ETF	For the year ended July 31, 2026	For the years ended July 31, 2026, and 2025	For the years ended July 31, 2026, 2025, 2024, and 2023
Abacus FCF Small Cap Leaders ETF	For the year ended July 31, 2026	For the year ended July 31, 2026, and for the period from February 18, 2025 (commencement of operations) through July 31, 2025

The Funds’ financial highlights for the year ended July 31, 2022 were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2026

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Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
March 26, 2026, Consideration of the Renewal of the Investment Advisory Agreement for Abacus FCF Leaders ETF, Abacus FCF International Leaders ETF, Abacus Flexible Bond Leaders ETF, Abacus FCF Innovation Leaders ETF, Abacus FCF Small Cap Leaders ETF, and Abacus FCF Real Assets Leaders ETF
At a meeting held on March 26, 2026 (the “March 2026 Meeting”), the Board of Trustees (the “Board”) of Abacus FCF ETF Trust (the “Trust”), including the Trustees of the Trust who were not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between Abacus FCF Advisors LLC (“Abacus FCF”) and the Trust, on behalf of Abacus FCF Leaders ETF (“ABFL”), Abacus FCF International Leaders ETF (“ABLG”), Abacus Flexible Bond Leaders ETF (“ABXB”), Abacus FCF Innovation Leaders ETF (“ABOT”), Abacus FCF Small Cap Leaders ETF (“ABLS”) and Abacus FCF Real Assets Leaders ETF (“ABLD” and, collectively with ABFL, ABLG, ABXB, ABOT and ABLS, the “Renewal Funds” and, each, a “Renewal Fund”).
In evaluating the Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials furnished by Abacus FCF. The Board considered the following factors, among others, in connection with its renewal of the Advisory Agreement, as it pertained to each Renewal Fund: (1) the nature, extent, and quality of the services provided by Abacus FCF; (2) the investment performance of each Renewal Fund; (3) a comparison of fees and expenses of each Renewal Fund to its respective peer group (each, a “Peer Group”); (4) the profitability to Abacus FCF; (5) the extent to which economies of scale might be realized as each Renewal Fund grows; and (6) any ancillary benefits derived by Abacus FCF from its relationship with the Renewal Funds. The Board also considered the materials that they had received at past meetings, including at routine quarterly meetings, relating to the nature, extent and quality of Abacus FCF’s services, including information concerning each Renewal Fund’s advisory fee, total expense ratio and performance.
In addition, prior to approving the Advisory Agreement, the Independent Trustees met in executive session with counsel to the Independent Trustees without representatives of Abacus FCF. The Independent Trustees reviewed with counsel to the Independent Trustees the legal standards applicable to their consideration of the Advisory Agreement for each Renewal Fund. The Independent Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of Abacus FCF, the compliance functions of Abacus FCF, and the financial condition of Abacus FCF. Further, the Board evaluated the integrity of Abacus FCF’s personnel, the stock selection models on which Abacus FCF relies in managing each Renewal Fund, and the management of each Renewal Fund’s investments in accordance with its stated investment objective and policies. The Board also considered that ABOT, ABXB, ABLS and ABLD utilize index-based strategies pursuant to which Abacus FCF’s affiliate serves as index provider. The Board

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Additional Information (Unaudited)(Continued)
further considered the demonstrated ability of the portfolio management teams for each Renewal Fund to continue to manage each Renewal Fund’s investments in accordance with each Renewal Fund’s stated investment objective.
Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services supported renewal of the Advisory Agreement.
Performance
With respect to the performance of each Renewal Fund, the Board considered each Renewal Fund’s one-year, three-year, five-year and since inception performance, as applicable. In this regard, among other things, the Board considered each Renewal Fund’s total return compared to the total return of its benchmark index and Peer Group.
The Board observed that ABFL had outperformed its Peer Group median and average total returns for the since inception period, underperformed its Peer Group median and average total returns for the one-year, three-year and five-year periods, and underperformed its benchmark for the one-year, three-year, five-year and since inception periods.
The Board observed that ABLG had underperformed its benchmark and Peer Group median and average total returns for the one-year, three-year, five-year and since inception periods. The Board considered, however, that ABFL and ABLG have invested in accordance with their investment mandates to seek high-conviction exposure to companies with strong free cash flow return on invested capital and, therefore, have performed as expected.
The Board observed that ABXB had outperformed its benchmark for each of the one-year, three-year, five-year and since inception periods, outperformed its Peer Group median total returns for the one-year and three-year periods and outperformed its Peer Group average total returns for the one-year period, but underperformed its Peer Group median total returns for the five-year and since inception periods and its Peer Group average total returns for the three-year, five-year and since inceptions periods. The Board considered that ABXB’s underlying index implemented changes to its rules-based methodology on June 6, 2025, and how those changes may have impacted ABXB’s recent performance.
The Board observed that ABOT had underperformed its benchmark and Peer Group median and average total returns for the one-year, three-year, five-year and since inception periods. The Board considered, however, that ABOT performed in accordance with its investment objective of tracking its underlying index.
The Board observed that ABLD outperformed its Peer Group average total returns for the one-year, three-year and since inception periods, outperformed its benchmark and Peer Group median total returns for the three-year and since inception periods, and only underperformed its benchmark and Peer Group median total returns for the one-year period.
Finally, the Board observed that ABLS had underperformed its benchmark and Peer Group median and average total returns for the since inception period. The Board noted that ABLS is a relatively new fund, has limited performance information and performed in accordance with its investment objective of tracking its underlying index.
Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Renewal Fund’s investment performance supported renewal of the Advisory Agreement.
Comparative Fees and Expenses
The Board considered the fee structure of the Advisory Agreement with respect to each Renewal Fund. The Board also reviewed information compiled by the Renewal Funds’ administrator comparing each Renewal Fund’s advisory fee and net expense ratio to the advisory fees and net expense ratios of each Renewal Fund’s respective Peer Group. The Board noted that ABFL’s, ABLG’s and ABLD’s management fees and net expense ratios were above the median and average, but below the maximum, management fees and net expense ratios of their respective Peer Groups. The Board also considered that ABFL and ABLG were actively managed ETFs when considering their fees and expenses. The Board also noted that ABOT's management fees were below the median and the same as the average management fees of its Peer Group and its net expense ratios were below the median and average the net expense ratios of its Peer Group. The Board noted that ABXB’s net expense ratio was below the median and average net expense ratios of its Peer Group, and that ABXB’s management fee was below the median and slightly above the average management fees of its Peer Group. Lastly, the Board noted that ABLS’s management fee was above the median and average, but below the maximum, management fees of its Peer Group, and that ABLS’s net expense ratio was below the average and above the

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Additional Information (Unaudited)(Continued)
median net expense ratios of its Peer Group. Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Renewal Fund’s fees and expenses supported renewal of the Advisory Agreement.
Costs and Profitability
The Board also reviewed the compensation and benefits received by Abacus FCF from its relationships with the Renewal Funds. In this regard, the Board took into consideration that the advisory fee for each Renewal Fund was structured as a “unified fee,” pursuant to which Abacus FCF would pay all of the Funds’ expenses, except for the fee payment under the Advisory Agreement, payments under each Fund’s Rule 12b-1 plan (if any), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Renewal Fund may be a party and indemnification of the Trustees and officers with respect thereto), and considered the benefits that accrue to each Renewal Fund as a result of this fee structure. The Board noted that Abacus FCF is therefore contractually responsible for compensating the Trust’s other service providers and paying each Renewal Fund’s other expenses out of its own fees and resources. The Board also considered that ABLS, ABOT, ABXB and ABLD currently experience benefits from the fee waiver agreements with Abacus FCF, pursuant to which Abacus FCF has contractually agreed to waive a portion of each such Fund’s management fee.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the profitability analysis supported renewal of the Advisory Agreement.
Economies of Scale
The Board considered the information provided by Abacus FCF as to the extent to which economies of scale would be realized as a Renewal Fund grows and whether anticipated fee levels reflect economies of scale for the benefit of shareholders. The Board noted that, because the advisory fee for each Renewal Fund does not currently include breakpoints, any reduction in fixed costs associated with the management of a Renewal Fund would be enjoyed by Abacus FCF; however, the Board also noted that the unified fee structure provides a level of certainty in expenses for each Renewal Fund. Based on their review, the current asset levels of the Renewal Funds, and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the possibility of realizing future economies of scale was not a material factor in connection with the renewal of the Advisory Agreement at this time.
Ancillary Benefits
The Board then considered the extent to which Abacus FCF might derive ancillary (or fall-out) benefits as a result of their relationships with the Renewal Funds. For example, the Board noted that Abacus FCF may engage in soft dollar transactions in the future, although it does not currently plan to do so. The Board also noted that Abacus FCF may obtain a reputational benefit from the success of any Renewal Fund. Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ancillary benefits were not a material factor in connection with the renewal of the Advisory Agreement.
Conclusion
Based on their review of the facts and circumstances related to the Advisory Agreement, the Trustees concluded that each Renewal Fund and its shareholders could benefit from Abacus FCF’s continued management. Thus, the Board determined that the renewal of the Advisory Agreement with respect to each Renewal Fund was appropriate and in the best interest of each Renewal Fund and its shareholders. In its deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. Based on their review, including consideration of each of the factors referenced above, the Trustees determined, in the exercise of their reasonable business judgment, that the advisory arrangements for each Renewal Fund, as outlined in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.
After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of each Renewal Fund.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Abacus FCF ETF Trust

By (Signature and Title)*	/s/ Jay Jackson
Jay Jackson, President/Principal Executive Officer

Date	10/01/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay Jackson
Jay Jackson, President/Principal Executive Officer

Date	10/01/26

By (Signature and Title)*	/s/ Cody Raulerson
Cody Raulerson, Principal Financial Officer

Date	10/01/26

* Print the name and title of each signing officer under his or her signature.